Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 15, 2015	Jun. 30, 2015
C000117696
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,780	$ 15,294	$ 12,572	$ 10,828	$ 13,300	$ 9,534	$ 10,617	$ 10,625	$ 10,447	$ 8,995		$ 10,000
C000117697
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 18,571	16,748	13,633	11,634	14,145	10,038	11,063	10,960	10,670	9,100		10,000
C000117698
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 18,088	16,359	13,348	11,416	13,914	9,903	10,939	10,867	10,604	9,066		10,000
C000163394
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,611	16,374	15,844	14,892	15,494	11,592	12,438	11,521	11,658	10,631	$ 10,000
C000163395
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,355	17,827	17,078	15,894	16,369	12,117	12,879	11,813	11,841	10,688	10,000
C000163396
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 18,899	17,456	16,746	15,634	16,149	11,982	12,758	11,738	11,788	10,669	10,000
C000018479
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 19,778	17,851	16,744	15,581	16,280	12,135	13,780	12,656	12,213	11,028		10,000
C000018480
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,865	19,535	18,133	16,710	17,288	12,760	14,343	13,037	12,432	11,137		10,000
C000018478
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 21,318	19,087	17,770	16,414	17,015	12,594	14,193	12,941	12,364	11,103		10,000
C000018482
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,596	13,296	11,764	10,364	12,105	9,537	10,115	10,186	10,430	9,321		10,000
C000018483
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,248	14,554	12,747	11,120	12,853	10,023	10,529	10,493	10,635	9,410		10,000
C000018481
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 16,800	14,218	12,481	10,921	12,657	9,892	10,411	10,415	10,585	9,391		10,000
C000079421
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,626	14,753	14,121	13,672	14,719	8,731	10,311	10,631	9,976	8,321		10,000
C000079420
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,176	16,155	15,296	14,672	15,628	9,174	10,729	10,955	10,179	8,404		10,000
C000079419
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 15,777	15,797	14,989	14,419	15,397	9,057	10,629	10,877	10,130	8,385		10,000
C000117699
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,449	18,354	17,018	15,630	16,889	12,777	13,608	12,525	11,679	10,129		10,000
C000117700
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,595	20,075	18,421	16,752	17,918	13,430	14,154	12,898	11,916	10,225		10,000
C000117701
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 22,025	19,625	18,055	16,463	17,648	13,257	14,010	12,798	11,853	10,202		10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Account Value	16,003	13,881	12,334	12,121	16,224	11,514	11,918	11,775	10,883	8,795		10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Account Value	16,003	13,881	12,334	12,121	16,224	11,514	11,918	11,775	10,883	8,795		10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Account Value	16,003	13,881	12,334	12,121	16,224	11,514	11,918	11,775	10,883	8,795		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,922	31,192	25,043	20,940	23,427	16,639	15,477	14,017	12,255	10,395	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,922	31,192	25,043	20,940	23,427	16,639	15,477	14,017	12,255	10,395	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,922	31,192	25,043	20,940	23,427	16,639	15,477	14,017	12,255	10,395	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Account Value	19,732	16,675	14,876	12,459	15,071	11,338	11,900	11,713	10,909	9,028		10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Account Value	19,732	16,675	14,876	12,459	15,071	11,338	11,900	11,713	10,909	9,028		10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Account Value	19,732	16,675	14,876	12,459	15,071	11,338	11,900	11,713	10,909	9,028		10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	29,459	25,807	21,142	18,010	21,005	14,900	14,133	13,100	11,656	10,077		10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	29,459	25,807	21,142	18,010	21,005	14,900	14,133	13,100	11,656	10,077		10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	29,459	25,807	21,142	18,010	21,005	14,900	14,133	13,100	11,656	10,077		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 35,936	$ 31,204	$ 25,053	$ 20,948	$ 23,436	$ 16,645	$ 15,483	$ 14,023	$ 12,260	$ 10,399		$ 10,000